091-21231/fn

For Internal Use Only RECEIVED		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:
2016 AUG 30 PM 1:21				Estimated average burden hours per response: 2.00

SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

SEC Mail Processing Section AUG 30 2016 Washington DC 412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Developed Europe All Cap Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EURL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Euronext Brussels, OMX Nordic Copenhagen, OMX Nordic Helsinki, Euronext Paris, XETRA, Dublin, Milan, Euronext Amsterdam, Oslo, Vienna, Euronext Lisbon, Madrid, OMX Nordic Stockholm, SIX Swiss, London

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

16019142

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

August 29, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 3 0 2016

SEC 2449 (1/99)

NYSE

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2016 AUG 30 PM 1:20
SEC / TM

Via Overnight Mail

August 29, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

SEC
Mail Processing
Section
AUG 30 2016
Washington DC
412

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

iSectors Post-MPT Growth ETF (PMPT)
Principal Healthcare Innovators Index ETF (BTEC)
Principal Millennials Index ETF (GENY)
Direxion Daily FTSE Developed Markets Bull 1.25X Shares (LLDM)
Direxion Daily FTSE Europe Bull 3X Shares (EURL)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 30 2016